Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories, Net

Inventories, net consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Raw materials and packing materials	53,755	56,519
Finished goods	451,312	581,237
Inventories	505,067	637,756
Less: inventory provision	(1,018)	(20,948)
Inventories, net	504,049	616,808